Note 23 - Current Allowances and Provisions - Deducted From Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts - trade receivables [member]
Statement Line Items [Line Items]
Values at the beginning of the year	$ (66,535)	$ (78,385)
Translation differences	9	329
Increase due to business combinations	(1,788)
Additional / reversals allowances	16,256
Used	3,276	6,849
Effect of adoption of new standards		6,423
Additional allowances		(1,751)
Values at the end of the year	(48,782)	(66,535)
Allowance for other doubtful accounts - other receivables [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(6,784)	(6,255)
Translation differences	88	359
Increase due to business combinations
Additional / reversals allowances	1,239
Used	565	291
Effect of adoption of new standards
Additional allowances		(1,179)
Values at the end of the year	(4,892)	(6,784)
Allowance for inventory obsolescence [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(209,796)	(216,068)
Translation differences	794	3,575
Increase due to business combinations	(10,761)
Additional / reversals allowances	(29,138)
Used	31,184	28,154
Effect of adoption of new standards
Additional allowances		(25,457)
Values at the end of the year	$ (217,717)	$ (209,796)